Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 522,356	$ 177,925
Less: accumulated depreciation	(199,959)	(158,605)
Total property and equipment, net from discontinued operations	322,397	19,320
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	168,308	163,891
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	14,391	14,034
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 339,657